Concentrations of Risks (Details) - Customer Concentration Risk [Member]	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenue Benchmark [Member] | Supplier One [Member]
Concentrations of Risks [Line Items]
Percentage of total revenues				100.00%
Revenue Benchmark [Member] | Supplier A [Member]
Concentrations of Risks [Line Items]
Percentage of total revenues			49.00%
Revenue Benchmark [Member] | Supplier B [Member]
Concentrations of Risks [Line Items]
Percentage of total revenues			31.00%
Revenue Benchmark [Member] | Supplier C [Member]
Concentrations of Risks [Line Items]
Percentage of total revenues			18.00%
Purchases [Member] | Supplier One [Member]
Concentrations of Risks [Line Items]
Percentage of total revenues	98.00%	100.00%
Customer A [Member] | Revenue Benchmark [Member]
Concentrations of Risks [Line Items]
Percentage of total revenues	49.00%		41.00%
Customer B [Member] | Revenue Benchmark [Member]
Concentrations of Risks [Line Items]
Percentage of total revenues	39.00%		29.00%
Customer C [Member] | Revenue Benchmark [Member]
Concentrations of Risks [Line Items]
Percentage of total revenues			16.00%
Customer One [Member] | Revenue Benchmark [Member]
Concentrations of Risks [Line Items]
Percentage of total revenues				100.00%